Accounts Receivable, Net (Details) - Schedule of Movement Allowances for Expected Credit Loss - Movement of Allowances [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movement Allowances for Expected Credit Loss [Line Items]
Balance at beginning of the year	$ (19)	$ (26)	$ (286)
Reversal (provision) of provision	1	7	260
Effect of currency translation adjustment
Ending balance	$ (18)	$ (19)	$ (26)